CONVERTIBLE DEBT - Extinguishment of the convertible notes (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 19, 2022	Jun. 30, 2022	Jun. 19, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Extinguishment of Debt [Line Items]
Derivative liability	$ 2,741,058		$ 2,741,058			$ 5,379,878	$ 0
Gain on extinguishment of convertible debt and derivative liability		$ 1,307,421		$ 1,307,421
Amortization of debt discount				$ 250,060	$ 97,404	$ 366,018
Convertible notes
Extinguishment of Debt [Line Items]
Carrying value of convertible debt net of issuance costs and debt discount (includes amortization of debt discount of $117,212 from April 1, 2022 to June 19, 2022)	4,166,363		4,166,363
Derivative liability	2,741,058		2,741,058
Total liabilities extinguished on conversion	6,907,421
Fair value of Series 1 Convertible Preferred Shares recorded to additional paid-in-capital	5,600,000
Gain on extinguishment of convertible debt and derivative liability	$ 1,307,421
Amortization of debt discount			$ 117,212